Offerings - Offering: 1	Oct. 17, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	WePoints
Amount Registered | shares	12,500,000
Proposed Maximum Offering Price per Unit | $ / shares	9.64
Maximum Aggregate Offering Price	$ 120,500,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 16,641.05
Offering Note	Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(d) under the Securities Act of 1933, as amended based on a market value per share reference price of $9.64.